Interest-Bearing Borrowings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 4,998,000,000
Bonds issued by Guangdong Mobile, a subsidiary of the Company [member]
Disclosure of detailed information about borrowings [line items]
Maturity of bond	P15Y
Principal amount	¥ 5,000,000,000
Interest rate on bonds	4.50%
Bond maturity date	Oct. 28, 2017